Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 307,213	$ 1,640,645	$ 1,424,096
Accounts receivable	9,200		22,667
Patient financing receivable, current portion	35,080
Other receivables	551	22,123	18,673
Prepaid expenses	106,228	94,434	810,143
Total Current Assets	458,272	1,757,202	2,275,579
Right -of-use asset	162,207	278,552	738,453
Property and equipment, net	40,344	139,175	219,703
Patient financing receivable, net of current portion	61,547
Other assets	18,412	29,239	36,877
Total Assets	740,782	2,204,168	3,270,612
Current Liabilities
Accounts payable	1,044,727	1,006,968	1,485,542
Accrued liabilities	187,119	276,415	324,984
Other current liabilities	141,330	154,812	175,181
Short-term notes, related party			1,635,000
Short-term convertible notes payable			424,615
Notes payable, current portion	67,444	67,444	66,836
Dividend payable			108,641
Convertible notes payable, related parties	1,584,665
Convertible notes payable	1,091,080
PPP Loan, current portion	105,878	606,811
Deferred revenue	410,031	634,149	1,046,156
Lease liability, current portion	92,589	139,189	453,734
Interest payable	4,385	6,898	53,198
Total Current Liabilities	4,729,248	2,892,686	5,773,887
Long-term Liabilities
Lease liability, net of current portion	87,304	157,050	302,175
Notes payable, net of current portion			11,545
Derivative liability - warrants			315,855
Redemption put liability			267,399
PPP Loan, net of current portion		202,271
Total Long-term Liabilities	87,304	359,321	896,974
Total Liabilities	4,816,552	3,252,007	6,670,861
Commitments and Contingencies (Note 10)
Stockholders’ Equity (Deficit)
Preferred Stock, value	515,874	538,109
Common stock - $.001 par value: 1,600,000,000 shares authorized, 127,159,464 and 99,768,704 shares issued and outstanding at December 31, 2020 and 2019, respectively	149,394	127,159	99,769
Additional paid-in capital	43,540,358	42,515,999	28,172,146
Accumulated deficit	(47,911,264)	(43,858,974)	(37,362,531)
Non-controlling interest	(370,132)	(370,132)	(370,132)
Total Stockholders’ Deficit	(4,075,770)	(1,047,839)	(9,460,742)
Total Liabilities, Mezzanine Equity and Stockholders’ Deficit	$ 740,782	2,204,168	3,270,612
Series D Convertible Preferred Stock [Member]
Mezzanine Equity
Total Mezzanine Equity			6,060,493
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock, value		538,109
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock, value			$ 6